Summary of Significant Accounting Policies - Marketing (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Advertising expense	$ 4.7	$ 0.8	$ 8.8	$ 7.2	$ 8.1	$ 37.9	$ 47.6